Segment Financial Information - Supplemental Geographic Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of operating segments [line items]
Domestic sales	$ 56,061,148	$ 948,666,739	$ 1,192,714,214	$ 762,114,551
Incentive for automotive fuels (see Notes 3-S and 7-E)	1,384	23,421	111,863,956	0
Total domestic sales		948,690,160	1,304,578,170	762,114,551
Total export sales	45,358,203	767,551,517	1,073,424,789	728,540,828
Services income	218,410	3,695,941	5,385,350	4,973,241
Total revenues	$ 101,639,145	$ 1,719,937,618	$ 2,383,388,309	$ 1,495,628,620
Percentage of service income from domestic sales	99.00%	99.00%	85.00%	99.00%
United States
Disclosure of operating segments [line items]
Total export sales		$ 607,923,932	$ 847,736,491	$ 503,358,963
Canada, Central and South America
Disclosure of operating segments [line items]
Total export sales		1,093,586	3,946,692	2,888,992
Europe
Disclosure of operating segments [line items]
Total export sales		67,857,986	77,239,046	69,011,487
Other countries
Disclosure of operating segments [line items]
Total export sales		$ 90,676,013	$ 144,502,560	$ 153,281,386